INTANGIBLE ASSETS (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2012
Intangible assets, excluding land use rights
Intangible assets
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

In connection with the acquisition of Binglangjiang in 2007, the Company acquired a legal right to develop and operate Phase II of Binglangjiang’s hydroelectric power project. The development right allows the Company to expand the power generation capacity of Binglangjiang by utilizing the existing water dam of Binglangjiang, which has a useful life of 30 years. The Company recognized the fair value of US$2,909 of the development right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the development right is 30 years.

In connection with the acquisition of Yuanping in 2008, the Company acquired a contractual right to use water from the dam and reservoir of the Jinzaoqiao station, which has a useful life of 40 years. The Company recognized the fair value of US$563 of the water use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the water use right is 40 years. As of December 31, 2011, the net carrying value of the water use right of US$562 was classified as assets held-for-sale. The water use right was disposed in March 2012 (Note 6).

On August 12, 2009, Yuheng acquired a contractual right to use water from the dam and reservoir of Wanquan Power Generation Co., Ltd. for a purchase price of US$1,025. The term of the water use right is 30 years. The water use right was disposed in October 2012 (Note 6).

In connection with the acquisition of Jinling, the Company acquired a right to use the dam of the Dongguan hydropower project which has a useful life of 40 years. The Company recognized the fair value of US$1,759 for the dam use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the dam use right of Dongguan is 40 years.

Intangible assets and their related accumulated amortization as of December 31, 2011 and 2012 are as follows:

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803
Total	5,693	(683)	778	5,788

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

Amortization expenses from continuing operations for the years ended December 31, 2010, 2011 and 2012 were US$111, US$161 and US$165, respectively. Amortization expenses have been reported in the following accounts:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	(45)	(45)
General and administrative expenses	(111)	(116)	(120)
Total	(111)	(161)	(165)

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2013	165
2014	165
2015	165
2016	165
2017	165